New Standards and Interpretations Adopted in the Current Year (Tables)	12 Months Ended
Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Schedule of impact on Equity attributable to owners of Rio Tinto on the adoption of IFRS 9 and IFRS 15

The impact on equity attributable to owners of Rio Tinto as at 1 January 2018 of the adoption of IFRS 9 and IFRS 15 is as follows:

US$m
Equity attributable to owners of Rio Tinto as at 31 December 2017	44,711
IFRS 9 Impairment provision resulting from application of the Expected Credit Loss (ECL) model and revaluations	(5)
IFRS 15 De-recognition of receivable arising from “uplift” transaction (see page 222)	(164)
Restated equity attributable to owners of Rio Tinto as at 1 January 2018	44,542

Financial assets have been classified into the appropriate IFRS 9 categories below. Refer to note 1 for the Group’s revised financial asset classification and measurement policies.

IFRS 9 classification at 1 January 2018		Held at FVPL	Held at FVOCI (designated)	Held at amortised cost
IAS 39 classification at 1 January 2018	Total	Held for trading	Available-for-sale	Loans & receivable, Held-to-maturity
	US$m	US$m	US$m	US$m
Opening balance – IAS 39	15,288	1,482	136	13,670
Cash and cash equivalents (a) (b) Reclassification of money market funds from amortised cost to FVPL	-	7,813	-	(7,813)
Trade and other receivables (b) (c) Reclassification of trade and other receivables from amortised cost to FVPL	-	1,316	-	(1,316)
Investments in equity shares and funds (d) Reclassification of investments from available-for-sale to FVPL	-	90	(90)	-
Other investment including loans Reclassification of a financial asset from held-to-maturity to FVPL	-	6	-	(6)
Opening balance – IFRS 9 (excluding expected credit losses and revaluation of funds)	15,288	10,707	46	4,535
Impairment provision resulting from the application of the ECL model	(7)
Revaluation of funds	1
Opening balance – IFRS 9 (including expected credit losses and revaluation of funds)	15,282

Schedule of impact of transition to IFRS 9 on the Group’s opening retained earnings

The impact of transition to IFRS 9 on the Group’s opening retained earnings as at 1 January 2018 is as follows:

US$m
Closing retained earnings 31 December 2017	23,761
Costs of hedging adjustment	(22)
Reclassification of equity investments from available-for-sale to FVPL	12
Impairment provision resulting from the application of the ECL model	(7)
Tax impact	1
Revaluation of funds	1
Adjustment to retained earnings from adoption of IFRS 9 on 1 January 2018 (sub-total)	(15)
Opening retained earnings 1 January 2018 – IFRS 9 (before restatement for IFRS 15)	23,746

Summary of retained earnings and reserves
B	Retained earnings and reserves

	Effect on Available-for-sale (AfS) reserve	Effect on FVOCI reserve	Costs of hedging reserve	Cash flow hedge reserve	Effect on retained earnings
	US$m	US$m	US$m	US$m	US$m
Closing balance – 31 December 2017	20	-	-	32	23,761
Reclassification of equity investments from AfS (e)	(20)	8	-	-	12
Impact of costs of hedging adjustment (f)	-	-	26	(4)	(22)
Impairment provisions (g)	-	-	-	-	(7)
Tax impact	-	-	-	-	1
Re-measurement of funds	-	-	-	-	1
Total impact	(20)	8	26	(4)	(15)
Opening balance – 1 January 2018	-	8	26	28	23,746

(e)	The Group has elected to classify certain equity investments as fair value through OCI.
(f)	The costs of hedging adjustment is explained in C below.
(g)	The impairment provision is explained in D below.